Stockholders' Equity (Deficit) (Details Narrative) - $ / shares	Dec. 01, 2017	Sep. 01, 2017	Aug. 31, 2017	Dec. 08, 2016	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares issued for legal services	8,050,000
Price per share	$ 0.0001
Common stock, shares authorized					100,000,000	100,000,000
Preferred stock, shares authorized					20,000,000	20,000,000
Common stock, shares issued					18,300,000	20,000,000
Common stock, shares outstanding			20,000,000		18,300,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Igor Gabal [Member]
Common stock, shares issued for legal services		2,800,000
GP Michigan, LLC [Member]
Common stock, shares issued for legal services		7,200,000
Price per share		$ 0.0001
Two Shareholders [Member]
Common stock, shares issued for legal services			19,750,000
Price per share		$ 0.001
Two Directors and Officers [Member]
Common stock, shares issued for legal services				20,000,000